LOAN PAYABLE	6 Months Ended
Apr. 30, 2025
LOAN PAYABLE
LOAN PAYABLE

NOTE 8 - LOAN PAYABLE

On October 20, 2024, the Company entered into a Line of Credit Agreement providing the Company with a RMB 5,800,000 (Approximately $798,000) line of credit from a third party company. The line of credit allows the Company to request loans thereunder until the facility matures in January 2025. Loans drawn under the line of credit bear interest at an annual rate of 2.0% and each individual loan is payable 90 days from the date of issuance. The Company may prepay the borrowings under the line of credit. On January 29, 2025, the Company and the third party company entered into an amendment, pursuant to which each individual loan is payable 360 days from the date of issuance. As of April 30, 2025 and October 31, 2024, the outstanding principal balance was $412,575 and $561,964, respectively, which has been included in loan payable - current portion on the accompanying condensed consolidated balance sheets.

On October 20, 2024, the Company entered into a Line of Credit Agreement providing the Company with a RMB 3,000,000 (Approximately $413,000) line of credit from a third party company. The line of credit allows the Company to request loans thereunder until the facility matures in January 2025. Loans drawn under the line of credit bear interest at an annual rate of 2.0% and each individual loan is payable 90 days from the date of issuance. The Company may prepay the borrowings under the line of credit. On January 15, 2025, the Company and the third party company entered into an amendment, pursuant to which each individual loan is payable 360 days from the date of issuance. As of April 30, 2025 and October 31, 2024, the outstanding principal balance was $412,560 and $421,457, respectively, which has been included in loan payable - current portion on the accompanying condensed consolidated balance sheets.

On April 10, 2025, the Company issued a loan to a third party individual the principal amount of RMB 2,220,000 (approximately $305,000), which carries interest of 2.0% per annum. There is no specific maturity date for this loan. As of April 30, 2025, the outstanding principal balance was $137,525, which has been included in loan payable - current portion on the accompanying condensed consolidated balance sheets.

On October 21, 2024, the Company entered into a loan agreement with a third party company in the principal amount of RMB 1,000,000 (approximately $138,000), which carries interest of 2.0% per annum. Both interest and principal of this loan are due in October 2026. The Company may prepay the principal of RMB $1,000,000. On October 21, 2024, the Company entered into a loan agreement with the same company in the principal amount of RMB 1,280,000 (approximately $176,000), which carries interest of 6.0% per annum. Both interest and principal of this loan are due in October 2026. These two loan agreements entered into on October 21, 2024 were partially closed in October 2024. The Company may prepay the principal of RMB 1,280,000. On November 1, 2024, the Company issued a loan to the same company in the principal amount of RMB 4,848,000 (approximately $667,000), which carries interest of 2.0% per annum. Both interest and principal of this loan are due on October 31, 2026. The Company may prepay the principal of RMB 4,848,000. On December 8, 2024, the Company issued a loan to the same company in the principal amount of RMB 380,000 (approximately $52,000), which carries interest of 6.0% per annum. Both interest and principal of this loan are due in December 2026. The Company may prepay the principal of RMB 380,000. The aggregate principal balance payable on these four loans was $1,032,538 and $140,491 at April 30, 2025 and October 31, 2024, respectively, which has been included in loan payable – non-current portion on the accompanying condensed consolidated balance sheets.

On February 20, 2025, the Company issued a loan to a third party company in the principal amount of $50,000, which carries interest of 6.0% per annum. Both interest and principal of this loan are due in February 2028. The Company may prepay the principal of $50,000. As of April 30, 2025, the outstanding principal balance was $50,000, which has been included in loan payable – non-current portion on the accompanying condensed consolidated balance sheets.

The Company recorded interest expense of $22,304 on these loans payable for the six months ended April 30, 2025, which has been included in interest expense on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss.